Note 5 - Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
5.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables and accrued liabilities for the Company are broken down as follows:

	June 30, 2024	March 31, 2024

Trade payables	$1,232,541	$1,101,757
Advance royalty payable	337,086	301,967
Accrued liabilities	105,034	91,484
Due to related parties (Note 8)	60,819	86,980

Trade payables	$1,735,480	$1,582,188

During the period ended June 30, 2024, the Company wrote-off $50,200 ( March 31, 2024 - $Nil) in accrued liabilities resulting in a gain on forgiveness of debt of $50,200 ( March 31, 2024 - $Nil).